BlackRock Sustainable Advantage International Equity Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
January 31, 2022
Security
Shares
Shares Value
Common Stocks — 96.8%
Australia — 6.4%
Aristocrat Leisure Ltd. ........... 3,001 $ 86,992
Aurizon Holdings Ltd. ........... 15,312 38,308
BHP Group Ltd. ............... 4,915 157,006
BlueScope Steel Ltd. ........... 2,118 27,760
Brambles Ltd. ................ 194 1,333
Commonwealth Bank of Australia ... 319 21,274
CSL Ltd. .................... 380 70,392
Glencore plc
(a)
................ 11,803 61,489
Harvey Norman Holdings Ltd. ..... 2,526 8,804
Insignia Financial Ltd. ........... 191 479
JB Hi-Fi Ltd. ................. 1,843 60,302
Medibank Pvt Ltd. ............. 33,458 73,316
Mirvac Group ................ 28,686 53,160
QBE Insurance Group Ltd. ....... 1,191 9,456
REA Group Ltd. ............... 434 44,961
Rio Tinto plc ................. 296 20,864
Scentre Group ................ 8,643 17,944
Stockland ................... 6,100 17,583
Worley Ltd. .................. 2,372 19,545
790,968
Austria — 0.7%
ANDRITZ AG ................ 1,076 57,247
BAWAG Group AG
(b)(c)
........... 130 7,802
Raiffeisen Bank International AG ... 614 17,258
82,307
Belgium — 0.9%
Anheuser-Busch InBev SA/NV ..... 542 34,168
Groupe Bruxelles Lambert SA ..... 368 39,487
Telenet Group Holding NV ........ 553 21,229
Warehouses De Pauw CVA ....... 323 13,896
108,780
China — 0.7%
BOC Hong Kong Holdings Ltd. ..... 22,000 84,949
Denmark — 2.9%
AP Moller - Maersk A/S, Class B .... 5 17,961
Carlsberg A/S, Class B .......... 224 36,273
Coloplast A/S, Class B .......... 65 9,452
Genmab A/S
(a)
................ 65 22,134
ISS A/S
(a)
................... 417 7,856
Novo Nordisk A/S, Class B ....... 2,047 203,612
Novozymes A/S, Class B ......... 805 55,261
Orsted A/S
(b)(c)
................ 91 9,696
362,245
Finland — 2.6%
Kesko OYJ, Class B ............ 667 21,066
Kone OYJ, Class B ............ 1,392 90,152
Neste OYJ .................. 1,005 45,325
Nokia OYJ
(a)
................. 5,912 35,257
Nordea Bank Abp ............. 8,714 103,502
Outokumpu OYJ
(a)
............. 483 3,129
Sampo OYJ, Class A ........... 157 7,792
Valmet OYJ ................. 410 15,660
321,883
France — 10.4%
Air Liquide SA ................ 320 54,739
ALD SA
(b)(c)
.................. 566 8,482
AXA SA .................... 1,216 38,512
BNP Paribas SA .............. 1,881 134,284
Capgemini SE ................ 9 2,023
Credit Agricole SA ............. 1,367 20,566
Security
Shares
Shares Value
France (continued)
Dassault Systemes SE .......... 1,840 $ 88,980
Electricite de France SA ......... 1,225 11,782
Engie SA ................... 1,367 21,027
Hermes International ........... 47 70,567
Kering SA ................... 136 101,560
Klepierre SA ................. 528 14,044
Legrand SA ................. 191 19,439
L'Oreal SA .................. 371 158,472
LVMH Moet Hennessy Louis Vuitton SE 199 163,454
Orange SA .................. 922 10,831
Pernod Ricard SA ............. 513 109,730
Publicis Groupe SA ............ 59 3,998
Renault SA
(a)
................. 134 5,326
Rubis SCA .................. 1,264 40,919
Sanofi ..................... 214 22,376
Societe Generale SA ........... 1,731 64,255
Sodexo SA .................. 63 5,859
Teleperformance .............. 31 11,674
TOTAL SE .................. 1,584 90,078
Unibail - Rodamco -Westfield
(a)
...... 149 11,353
Vinci SA .................... 22 2,411
1,286,741
Germany — 6.7%
Allianz SE (Registered) .......... 24 6,162
Aurubis AG .................. 32 3,336
Bayer AG (Registered) .......... 507 30,802
Bayerische Motoren Werke AG .... 727 76,948
Daimler AG (Registered) ......... 404 32,237
Deutsche Boerse AG ........... 588 104,519
Deutsche Post AG (Registered) .... 2,036 122,528
Deutsche Telekom AG (Registered) . 369 6,966
Deutsche Wohnen SE .......... 201 8,189
E.ON SE ................... 2,012 27,751
Evonik Industries AG ........... 44 1,435
Freenet AG .................. 494 13,454
Hannover Rueck SE ............ 11 2,219
Henkel AG & Co. KGaA ......... 16 1,264
MTU Aero Engines AG .......... 32 6,809
SAP SE .................... 1,364 171,129
Scout24 AG
(b)(c)
............... 341 20,373
Siemens AG (Registered) ........ 1,050 166,710
Symrise AG ................. 135 16,132
Wacker Chemie AG ............ 29 4,232
823,195
Hong Kong — 2.3%
AIA Group Ltd. ............... 15,800 164,949
Kerry Properties Ltd. ........... 2,000 5,650
Sun Hung Kai Properties Ltd. ...... 2,000 24,401
Swire Properties Ltd. ........... 8,800 23,458
Techtronic Industries Co. Ltd. ...... 4,000 66,001
284,459
Ireland — 0.4%
Flutter Entertainment plc
(a)
........ 108 16,431
Kerry Group plc, Class A ......... 136 17,136
Kingspan Group plc ............ 162 15,594
49,161
Israel — 1.4%
Bank Hapoalim BM ............ 5,133 53,269
Israel Discount Bank Ltd., Class A .. 1,233 8,268
Nice Ltd.
(a)
.................. 258 66,042
Teva Pharmaceutical Industries Ltd.
(a)
4,608 39,167
166,746

BlackRock Sustainable Advantage International Equity Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Shares
Shares Value
Italy — 1.6%
Assicurazioni Generali SpA ....... 969 $ 20,392
Banca Generali SpA ............ 208 8,377
Banca Mediolanum SpA ......... 1,722 16,739
Davide Campari-Milano NV ....... 39 490
Enel SpA ................... 3,686 28,370
Intesa Sanpaolo SpA ........... 10,304 30,622
Italgas SpA .................. 2,403 15,942
Mediobanca Banca di Credito
Finanziario SpA ............. 5,409 61,969
Moncler SpA ................. 35 2,246
PRADA SpA ................. 600 3,669
Unipol Gruppo SpA ............ 514 2,892
191,708
Japan — 22.1%
Advantest Corp. ............... 900 76,601
Amada Co. Ltd. ............... 6,700 64,866
Asahi Kasei Corp. ............. 7,900 78,036
Bridgestone Corp. ............. 1,100 48,170
Calbee , Inc. ................. 600 13,811
Canon Marketing Japan, Inc. ...... 200 4,085
Canon, Inc. .................. 1,600 37,841
Casio Computer Co. Ltd. ......... 2,400 30,017
Chugai Pharmaceutical Co. Ltd. .... 1,000 32,480
COMSYS Holdings Corp. ........ 700 16,656
Daifuku Co. Ltd. ............... 300 20,827
Daiichi Sankyo Co. Ltd. .......... 700 15,729
Daikin Industries Ltd. ........... 500 104,972
Daito Trust Construction Co. Ltd. ... 400 45,867
Disco Corp. .................. 200 54,991
DMG Mori Co. Ltd. ............. 200 3,174
FANUC Corp. ................ 200 39,550
Fast Retailing Co. Ltd. .......... 100 58,846
Fuji Oil Holdings, Inc. ........... 3,200 64,748
FUJIFILM Holdings Corp. ........ 1,400 93,850
Honda Motor Co. Ltd. ........... 3,400 100,139
Hoya Corp. .................. 200 25,934
Hulic Co. Ltd. ................ 1,100 10,632
ITOCHU Corp. ............... 900 28,914
Japan Post Holdings Co. Ltd.
(a)
..... 11,200 95,598
Kaneka Corp. ................ 100 3,257
KDDI Corp. .................. 2,700 86,262
Keyence Corp. ............... 100 51,292
Komatsu Ltd. ................ 2,000 50,258
Marubeni Corp. ............... 2,200 22,638
Mitsubishi Estate Co. Ltd. ........ 500 7,201
Mitsubishi Materials Corp. ........ 800 14,271
Mitsubishi UFJ Financial Group, Inc. . 7,200 43,641
Mitsui Fudosan Co. Ltd. ......... 100 2,144
Mitsui Mining & Smelting Co. Ltd. ... 600 16,967
MS&AD Insurance Group Holdings, Inc. 2,200 75,459
NEC Corp. .................. 200 7,803
Nitto Denko Corp. ............. 600 46,716
Olympus Corp. ............... 1,900 42,516
Omron Corp. ................. 900 65,799
Recruit Holdings Co. Ltd. ........ 1,800 88,971
Santen Pharmaceutical Co. Ltd. .... 900 10,219
Sanwa Holdings Corp. .......... 400 4,332
Sekisui House Ltd. ............. 4,400 89,145
Shin-Etsu Chemical Co. Ltd. ...... 200 33,462
SoftBank Corp. ............... 2,100 26,325
SoftBank Group Corp. .......... 900 39,870
Sony Corp. .................. 400 44,747
Sumitomo Chemical Co. Ltd. ...... 18,100 91,279
Sumitomo Corp. .............. 800 12,364
Sumitomo Heavy Industries Ltd. .... 100 2,626
Security
Shares
Shares Value
Japan (continued)
Sumitomo Mitsui Financial Group, Inc. 3,100 $ 111,665
Sundrug Co. Ltd. .............. 200 5,036
Suntory Beverage & Food Ltd. ..... 400 15,359
T&D Holdings, Inc. ............. 900 13,300
Takeda Pharmaceutical Co. Ltd. .... 3,300 95,645
Teijin Ltd. ................... 300 3,782
Terumo Corp. ................ 1,500 54,756
Tokyo Electron Ltd. ............ 200 97,827
Tokyo Gas Co. Ltd. ............ 500 10,096
Toshiba Corp. ................ 300 12,423
Toyota Motor Corp. ............ 4,400 86,958
Unicharm Corp. ............... 700 27,050
Yamada Holdings Co. Ltd. ........ 10,900 36,786
2,716,581
Netherlands — 6.3%
Adyen NV
(a)(b)(c)
............... 11 22,384
Argenx SE
(a)
................. 12 3,211
ASML Holding NV ............. 358 242,471
ASR Nederland NV ............ 1,470 68,349
EXOR NV ................... 413 34,630
IMCD NV ................... 86 14,794
JDE Peet's NV ............... 775 23,207
Koninklijke Ahold Delhaize NV ..... 2,211 71,691
Koninklijke KPN NV ............ 10,929 36,049
Koninklijke Vopak NV ........... 505 17,327
PostNL NV .................. 4,705 20,155
Randstad NV ................ 93 6,050
Shell plc .................... 4,703 120,814
Wolters Kluwer NV ............. 951 96,791
777,923
New Zealand — 0.7%
Fisher & Paykel Healthcare Corp. Ltd. 2,608 47,983
Infratil Ltd. .................. 320 1,597
Mercury NZ Ltd. ............... 584 2,147
Meridian Energy Ltd. ........... 9,872 28,457
Spark New Zealand Ltd. ......... 670 1,915
82,099
Norway — 0.5%
DNB Bank ASA ............... 832 19,802
Equinor ASA ................. 879 24,232
Orkla ASA ................... 1,485 14,191
Schibsted ASA, Class A ......... 269 7,969
66,194
Portugal — 0.1%
Galp Energia SGPS SA ......... 834 9,196
Singapore — 0.8%
Oversea-Chinese Banking Corp. Ltd. 2,400 22,340
Singapore Telecommunications Ltd. . 29,400 53,309
United Overseas Bank Ltd. ....... 800 17,879
93,528
Spain — 3.0%
Acciona SA .................. 382 66,539
Banco Bilbao Vizcaya Argentaria SA . 11,357 72,510
Banco Santander SA ........... 26,150 91,698
Fluidra SA .................. 961 30,600
Industria de Diseno Textil SA ...... 3,389 102,786
Telefonica SA ................ 2,048 9,547
373,680
Sweden — 3.2%
Assa Abloy AB, Class B ......... 1,955 53,532
Atlas Copco AB, Class A ......... 1,236 73,154

BlackRock Sustainable Advantage International Equity Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Shares
Shares Value
Sweden (continued)
Atlas Copco AB, Class B ......... 662 $ 33,857
Castellum AB ................ 700 16,488
Elekta AB, Class B ............. 2,319 23,733
Investor AB, Class B ............ 3,762 81,680
L E Lundbergforetagen AB, Class B . 97 4,956
Lundin Energy AB ............. 407 16,552
Saab AB, Class B ............. 2,435 57,744
Svenska Handelsbanken AB, Class A 1,832 19,525
Tele2 AB, Class B ............. 100 1,455
Telefonaktiebolaget LM Ericsson, Class
B ...................... 503 6,280
388,956
Switzerland — 8.9%
ABB Ltd. (Registered) ........... 3,406 118,092
Baloise Holding AG (Registered) ... 495 86,713
Givaudan SA (Registered) ........ 24 99,430
Nestle SA (Registered) .......... 2,467 318,584
Novartis AG (Registered) ........ 2,254 195,849
Roche Holding AG ............. 449 175,201
Sika AG (Registered) ........... 176 61,578
Swiss Life Holding AG (Registered) .. 8 5,149
UBS Group AG (Registered) ...... 1,872 34,725
1,095,321
United Kingdom — 11.8%
3i Group plc ................. 576 10,727
Ashtead Group plc ............. 214 15,307
Associated British Foods plc ...... 1,453 38,353
AstraZeneca plc .............. 1,509 175,539
Auto Trader Group plc
(b)(c)
........ 221 2,003
Aviva plc ................... 1,300 7,675
Barratt Developments plc ........ 948 7,885
Bellway plc .................. 184 7,080
BP plc ..................... 14,807 76,758
British Land Co. plc (The) ........ 1,408 10,528
Burberry Group plc ............. 1,399 35,491
Compass Group plc ............ 1,470 33,410
Diageo plc .................. 3,295 166,270
Experian plc ................. 553 23,098
GlaxoSmithKline plc ............ 1,395 31,131
Greggs plc .................. 972 35,252
HomeServe plc ............... 4,440 45,765
HSBC Holdings plc ............ 10,983 78,170
ITV plc
(a)
.................... 46,923 71,776
J Sainsbury plc ............... 16,220 63,737
Johnson Matthey plc ........... 138 3,644
Kingfisher plc ................ 4,590 20,583
Lloyds Banking Group plc ........ 135,237 93,851
Next plc .................... 136 13,856
Security
Shares
Shares Value
United Kingdom (continued)
Prudential plc ................ 1,405 $ 23,682
RELX plc ................... 2,515 77,362
Rightmove plc ................ 2,366 20,853
Segro plc ................... 460 8,110
Smiths Group plc .............. 1,091 22,996
SSE plc .................... 1,029 22,140
Standard Chartered plc .......... 7,481 54,482
Unilever plc .................. 2,117 108,379
Vodafone Group plc ............ 10,203 17,915
Whitbread plc
(a)
............... 860 35,387
1,459,195
United States — 2.4%
Ferguson plc ................. 561 88,240
James Hardie Industries plc, CDI ... 1,321 44,459
Schneider Electric SE ........... 813 137,718
Swiss Re AG ................. 274 29,854
300,271
Total Common Stocks — 96.8%
(Cost: $11,210,136) .............................. 11,916,086
Preferred Stocks — 1.3%
Germany — 1.3%
Henkel AG & Co. KGaA (Preference) 558 45,638
Sartorius AG (Preference) ........ 62 33,472
Volkswagen AG (Preference) ...... 384 79,977
159,087
Total Preferred Stocks — 1.3%
(Cost: $182,663) ................................ 159,087
Total Long-Term Investments — 98.1%
(Cost: $11,392,799) .............................. 12,075,173
Short-Term Securities — 2.0%
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.01%
(d)(e)
.... 248,437 248,437
Total Short-Term Securities — 2.0%
(Cost: $248,437) ................................ 248,437
Total Investments — 100.1%
(Cost: $11,641,236) .............................. 12,323,610
Liabilities in Excess of Other Assets — (0.1)% ............ (11,340)
Net Assets — 100.0% .............................. $ 12,312,270
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Annualized 7-day yield as of period end.
(e)
Affiliate of the Fund.

BlackRock Sustainable Advantage International Equity Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2022
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
04/30/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/22
Shares
Held at
01/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 305,672 $ — $ (57,235) $ — $ — $ 248,437 248,437 $ 14 $ —
— —
(a)
Represents net amount purchased (sold).

BlackRock Sustainable Advantage International Equity Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI EAFE E-Mini Index .................................................... 2 03/18/22 $ 224 $ (3,692)
Glossary of Terms Used in this Report
Portfolio Abbreviation
CDI Crest Depository Interests
MSCI Morgan Stanley Capital International
SCA Svenska Cellulosa Aktiebolaget

BlackRock Sustainable Advantage International Equity Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia ............................................. $ 157,006 $ 633,962 $ — $ 790,968
Austria .............................................. — 82,307 — 82,307
Belgium ............................................. — 108,780 — 108,780
China ............................................... — 84,949 — 84,949
Denmark ............................................. — 362,245 — 362,245
Finland .............................................. — 321,883 — 321,883
France .............................................. — 1,286,741 — 1,286,741
Germany ............................................ — 823,195 — 823,195
Hong Kong ........................................... — 284,459 — 284,459
Ireland .............................................. — 49,161 — 49,161
Israel ............................................... — 166,746 — 166,746
Italy ................................................ — 191,708 — 191,708
Japan ............................................... — 2,716,581 — 2,716,581
Netherlands ........................................... — 777,923 — 777,923
New Zealand .......................................... — 82,099 — 82,099
Norway .............................................. — 66,194 — 66,194
Portugal ............................................. — 9,196 — 9,196
Singapore ............................................ — 93,528 — 93,528
Spain ............................................... — 373,680 — 373,680
Sweden ............................................. — 388,956 — 388,956
Switzerland ........................................... — 1,095,321 — 1,095,321
United Kingdom ........................................ — 1,459,195 — 1,459,195
United States .......................................... — 300,271 — 300,271
Preferred S tocks ......................................... — 159,087 — 159,087
Short-Term Securities ....................................... 248,437 — — 248,437
$ 405,443 $ 11,918,167 $ — $ 12,323,610

BlackRock Sustainable Advantage International Equity Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2022
Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (3,692) $ — $ — $ (3,692)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.